Share Capital (Details 4)	12 Months Ended
Sep. 30, 2023 $ / shares shares
Statement [Line Items]
Number of Outstanding, begin | shares	46,588
Expired during the year | shares	(242,222)
Number of Outstanding, End | shares	4,714,388
Exercise Price, Beginning | $ / shares	$ 5.90
Excercise Price Expired during the year | $ / shares	6.45
Exercise Price, Ending | $ / shares	$ 4.95
Details of Share Warrants [Member]
Statement [Line Items]
Number of Outstanding, begin | shares	2,035,015
Expired during the year | shares	(80,869)
Number of Outstanding, End | shares	1,711,924
Exercise Price, Beginning | $ / shares	$ 2.30
Excercise Price Expired during the year | $ / shares	5.80
Exercise Price, Ending | $ / shares	$ 2.38